Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Intangible assets	£ 3,122	£ 1,938
Property, plant and equipment	427	358
Deferred tax asset	47	81
Total non-current assets	3,596	2,377
Current assets
Prepayments, accrued income and other receivables	2,354	3,050
Current income tax receivable	4,263	4,225
Cash and cash equivalents	76,972	86,703
Total current assets	83,589	93,978
Total assets	87,185	96,355
Capital and reserves
Share capital and share premium	80,715	80,508
Other reserves	59,692	58,071
Accumulated deficit	(58,813)	(45,159)
Total equity attributable to equity holders of the Company	81,594	93,420
Non-current liabilities
Provisions	26	18
Current liabilities
Trade payables	2,455	1,120
Payroll taxes and social security	127	157
Accrued expenditure	2,983	1,640
Total current liabilities	5,565	2,917
Total liabilities	5,591	2,935
Total equity and liabilities	£ 87,185	£ 96,355